Equity - Share Capital - Movement in Outstanding Shares (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Class A, Ordinary shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	426,129,798	426,129,798
Number of shares outstanding at end of the year	426,129,798	426,129,798
Class B, Preference shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	257,127,304	256,694,375
(Acquisition) / disposal of treasury stock	479,355	432,929
Number of shares outstanding at end of the year	257,606,659	257,127,304